Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000126193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Series (Class I) at NAV
Average Annual Return, Percent	[1]	(22.44%)	(5.53%)	11.60%
C000005133 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Series (Class A) at NAV
Average Annual Return, Percent	[2]	(22.62%)	(5.76%)	11.33%
C000005134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Series (Class A) at NAV
Average Annual Return, Percent	[3]	7.58%	2.52%	4.23%
C000126194 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Series (Class I) at NAV
Average Annual Return, Percent	[4]	7.77%	2.74%	4.48%
C000005142 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Value Series (Class A) at NAV
Average Annual Return, Percent	[5]	(4.50%)	2.57%	8.90%
C000005146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Series (Class A) at NAV
Average Annual Return, Percent	[6]	0.72%	6.06%	5.95%
C000126195 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Series (Class I) at NAV
Average Annual Return, Percent	[7]	1.00%	6.34%	6.21%
C000005147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Capital Growth Series (Class A) at NAV
Average Annual Return, Percent	[8]	6.96%	5.43%	13.10%
C000005148 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Equity Income Series (Class A) at NAV
Average Annual Return, Percent	[9]	13.92%	7.76%	9.68%
C000005150 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Series (Class A) at NAV
Average Annual Return, Percent	[10]	6.79%	2.09%	7.77%
C000005730 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA International Growth Series (Class A) at NAV
Average Annual Return, Percent	[11]	9.26%	1.42%	4.10%
C000126196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA International Growth Series (Class I) at NAV
Average Annual Return, Percent	[12]	9.52%	1.68%	4.37%
FT Wilshire 5000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Average Annual Return, Percent		17.13%	13.40%	14.45%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
MSCI All Country World Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Average Annual Return, Percent		22.34%	11.19%	11.72%
MSCI All Country World ex USA Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index (net)
Average Annual Return, Percent		32.39%	7.91%	8.41%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		13.01%	3.18%	9.57%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		12.59%	8.88%	9.27%
FTSE Nareit Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Nareit Equity REITs Index
Average Annual Return, Percent		2.88%	6.63%	5.70%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		18.56%	15.32%	18.13%
MSCI USA High Dividend Yield Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA High Dividend Yield Index (net)
Average Annual Return, Percent		10.98%	8.43%	9.21%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		15.91%	11.33%	10.53%
Virtus Tactical Allocation Series Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Series Linked Benchmark
Average Annual Return, Percent		15.98%	7.88%	10.42%
MSCI All Country World ex USA Small Mid Cap Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Mid Cap Index (net)
Average Annual Return, Percent		30.74%	6.80%	7.87%

[1]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[2]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[3]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[4]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[5]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[6]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[7]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[8]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[9]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[10]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[11]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[12]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.